Current and long-term debt - $500.0 Million Credit Facility (Details) $ in Thousands	Feb. 28, 2025 USD ($) tanker	Jun. 30, 2025 USD ($) shares tanker	Jun. 30, 2024 tanker
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker		1	9
Twenty Twenty Five $500.0Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility, Maximum Borrowing Capacity	$ 500,000
Borrowings Percent Revolving Loan	100.00%
Borrowings, maturity	seven years
Adjustment to interest rate basis	1.85%
Line of Credit Facility, Undrawn Commitment Fee	0.74%
Number of vessels | tanker	26
Borrowings, Financial Covenants, Net Debt To Capitalization Ratio, Maximum | shares		0.65
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum		$ 1,500,000
Borrowings, Financial Covenants, Liquidity Requirement, Amount		25,000
Borrowings, Financial Covenant, Liquidity Requirement, Per Each Owned Ship		500
Borrowings, Financial Covenant, Liquidity Requirement, Per Each Chartered-In Ship		$ 250
Borrowings, Financial Covenants, Minimum Threshold For Fair Market Value Of Ships As Percentage Of Principal Amount		140.00%
Undrawn borrowing facilities		$ 500,000